Schedule of Investments(a)
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.49%
Aerospace & Defense–3.86%
General Dynamics Corp.	163,887	$32,126,769
Lockheed Martin Corp.	180,389	67,045,180
Raytheon Technologies Corp.	571,449	49,687,490
		148,859,439
Asset Management & Custody Banks–1.61%
State Street Corp.	710,992	61,955,843
Automobile Manufacturers–0.95%
Bayerische Motoren Werke AG (Germany)	368,845	36,691,863
Brewers–1.83%
Molson Coors Beverage Co., Class B(b)(c)	1,440,756	70,438,561
Cable & Satellite–1.57%
Comcast Corp., Class A	1,025,988	60,358,874
Communications Equipment–2.11%
Cisco Systems, Inc.	1,471,710	81,488,583
Construction Machinery & Heavy Trucks–1.02%
Caterpillar, Inc.	190,831	39,454,309
Diversified Banks–2.31%
Bank of America Corp.	2,325,150	89,192,754
Electric Utilities–5.66%
Duke Energy Corp.	487,942	51,287,584
Entergy Corp.	335,914	34,572,269
Exelon Corp.	930,066	43,527,089
Pinnacle West Capital Corp.	395,461	33,040,766
Portland General Electric Co.	1,142,725	55,879,252
		218,306,960
Electrical Components & Equipment–3.25%
ABB Ltd. (Switzerland)	1,598,685	58,446,341
Emerson Electric Co.	662,516	66,841,239
		125,287,580
Food Distributors–0.90%
Sysco Corp.	470,205	34,889,211
Gas Utilities–3.33%
National Fuel Gas Co.	1,608,470	82,723,612
Southwest Gas Holdings, Inc.	653,293	45,684,780
		128,408,392
General Merchandise Stores–2.08%
Target Corp.	306,623	80,043,934
Gold–0.52%
Newmont Corp.	318,647	20,017,404
Health Care Equipment–0.98%
Medtronic PLC	287,531	37,755,696
Shares		Value
Home Improvement Retail–1.50%
Lowe’s Cos., Inc.	299,813	$57,770,967
Household Products–2.86%
Procter & Gamble Co. (The)	774,747	110,192,266
Hypermarkets & Super Centers–1.53%
Walmart, Inc.	414,838	59,135,157
Industrial Machinery–2.01%
Kennametal, Inc.	1,100,297	39,885,766
Snap-on, Inc.	172,858	37,679,587
		77,565,353
Integrated Oil & Gas–3.65%
Chevron Corp.	354,308	36,072,098
Exxon Mobil Corp.	630,581	36,302,548
TotalEnergies SE (France)	1,568,295	68,386,205
		140,760,851
Integrated Telecommunication Services–4.48%
AT&T, Inc.	2,407,868	67,540,697
Deutsche Telekom AG (Germany)	1,430,635	29,723,695
Verizon Communications, Inc.	1,356,547	75,668,192
		172,932,584
IT Consulting & Other Services–1.53%
International Business Machines Corp.	418,616	59,008,111
Motorcycle Manufacturers–0.87%
Harley-Davidson, Inc.	851,163	33,723,078
Multi-line Insurance–1.69%
Hartford Financial Services Group, Inc. (The)	1,024,327	65,167,684
Multi-Utilities–5.80%
Dominion Energy, Inc.	1,027,026	76,893,437
National Grid PLC (United Kingdom)	3,833,708	49,046,107
Public Service Enterprise Group, Inc.	1,126,807	70,121,199
Sempra Energy	210,369	27,484,710
		223,545,453
Oil & Gas Storage & Transportation–1.51%
Enbridge, Inc. (Canada)	1,480,307	58,353,237
Packaged Foods & Meats–7.93%
Campbell Soup Co.	1,958,425	85,622,341
General Mills, Inc.	1,563,049	92,001,065
Kraft Heinz Co. (The)	1,588,058	61,092,591
Nestle S.A. (Switzerland)	531,085	67,295,665
		306,011,662
Paper Packaging–1.47%
International Paper Co.	526,315	30,399,955
Sonoco Products Co.	410,222	26,168,061
		56,568,016

See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Shares		Value
Pharmaceuticals–9.40%
AstraZeneca PLC (United Kingdom)	249,868	$28,696,908
Bayer AG (Germany)	530,497	31,638,915
Eli Lilly and Co.	230,329	56,085,112
GlaxoSmithKline PLC (United Kingdom)	2,060,684	40,720,275
Johnson & Johnson	745,397	128,357,363
Merck & Co., Inc.	1,002,965	77,097,920
		362,596,493
Property & Casualty Insurance–3.65%
Chubb Ltd.	374,968	63,272,100
Travelers Cos., Inc. (The)	521,011	77,588,958
		140,861,058
Regional Banks–6.84%
Cullen/Frost Bankers, Inc.	484,091	51,952,646
Fifth Third Bancorp	1,644,175	59,667,111
M&T Bank Corp.	647,314	86,642,979
Regions Financial Corp.	3,400,208	65,454,004
		263,716,740
Restaurants–2.29%
McDonald’s Corp.	363,912	88,325,081
Semiconductors–0.89%
Broadcom, Inc.	27,595	13,394,613
Microchip Technology, Inc.	147,013	21,040,501
		34,435,114
Soft Drinks–2.43%
Coca-Cola Co. (The)	1,642,789	93,688,256
Specialized REITs–2.52%
Crown Castle International Corp.	288,889	55,781,577
Weyerhaeuser Co.	1,233,317	41,599,782
		97,381,359
Specialty Chemicals–1.66%
DuPont de Nemours, Inc.	853,450	64,051,422
Total Common Stocks & Other Equity Interests (Cost $2,892,301,591)		3,798,939,345
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–0.01%
Tobacco–0.01%
Reynolds American, Inc. (United Kingdom), 7.00%, 08/04/2041(d) (Cost $358,522)	$354,000	$485,305
Shares
Money Market Funds–1.33%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	10,116,210	10,116,210
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)	29,747,370	29,759,269
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	11,561,383	11,561,383
Total Money Market Funds (Cost $51,428,950)		51,436,862
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $2,944,089,063)		3,850,861,512
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.07%
Invesco Private Government Fund, 0.02%(e)(f)(g)	812,267	812,267
Invesco Private Prime Fund, 0.12%(e)(f)(g)	1,894,532	1,895,291
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,707,558)		2,707,558
TOTAL INVESTMENTS IN SECURITIES–99.90% (Cost $2,946,796,621)		3,853,569,070
OTHER ASSETS LESS LIABILITIES—0.10%		3,666,850
NET ASSETS–100.00%		$3,857,235,920
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$53,858,374	$32,580,028	$(76,322,192)	$-	$-	$10,116,210	$2,297
Invesco Liquid Assets Portfolio, Institutional Class	61,353,363	22,921,758	(54,515,852)	(5,113)	5,113	29,759,269	1,216
Invesco Treasury Portfolio, Institutional Class	61,552,428	37,234,318	(87,225,363)	-	-	11,561,383	1,010
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	31,145,400	55,143,780	(85,476,913)	-	-	812,267	500*
Invesco Private Prime Fund	46,718,100	113,856,140	(158,678,949)	-	-	1,895,291	9,931*
Total	$254,627,665	$261,736,024	$(462,219,269)	$(5,113)	$5,113	$54,144,420	$14,954

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,388,293,371	$410,645,974	$—	$3,798,939,345
U.S. Dollar Denominated Bonds & Notes	—	485,305	—	485,305
Money Market Funds	51,436,862	2,707,558	—	54,144,420
Total Investments	$3,439,730,233	$413,838,837	$—	$3,853,569,070
Invesco Dividend Income Fund